Income Taxes (Details) - HKD ($) $ in Millions		12 Months Ended
	Dec. 29, 2017	Dec. 31, 2021	Nov. 30, 2016
Income Tax Disclosure [Abstract]
Income tax percentage		16.50%
Assessable profits (in Dollars)	$ 2.0
Lower tax percentage	8.25%
Remaining taxable income percentage	16.50%
R&D expenses percentage		75.00%
Enterprise income tax percentage		25.00%
Preferential tax percentage		15.00%	15.00%
PRC income tax percentage		25.00%
Dividends distributed percentage		10.00%